Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year	3rd year
Vessels shipbuilding contracts	$511,915	$365,795	$146,120	$0
Drillship shipbuilding contracts	1,566,876	1,179,776	-	387,100
Total obligations	$2,078,791	$1,545,571	$146,120	$387,100